PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 154.8	$ 145.6
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	152.4	142.8
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	0.5	0.8
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 1.9	$ 2.0